Schedule of Investments
June 30, 2026 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 58.12%

Banks - Diversified - 1.15%
JPMorgan Chase & Co.	200	65,466

Capital Markets - 3.55%
The Goldman Sachs Group, Inc.	200	202,274

Consumer Electronics - 1.52%
Apple, Inc.	300	86,808

Drug Manufacturers - General - 2.65%
AbbVie, Inc.	600	150,984

Drug Manufacturers - Specialty & Generic - 4.16%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	237,160

Electrical Equipment & Parts - 1.87%
Plug Power, Inc. (2)	39,000	105,690

Entertainment - 0.34%
The Walt Disney Co.	200	19,250

Health Information Services - 0.05%
GE Healthcare Technologies, Inc.	41	2,624

Healthcare Plans - 0.54%
CVS Health Corp.	300	31,035

Integrated Circuit Design - 13.47%
Himax Technologies, Inc. ADR	50,000	767,000

Luxury Goods - 2.06%
Tapestry, Inc.	800	117,104

Oil & Gas Integrated - 0.72%
Exxon Mobil Corp.	300	41,016

Semiconductors - 24.59%
ASE Technology Holding Co. Ltd. ADR (2)	300	13,536
NVIDIA Corp.	4,200	840,378
Silicon Motion Technology Corp. ADR	100	33,333
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	477,570
United Microelectronics Corp. ADR (2)	1,300	35,373

		1,400,190

Specialty Industrial Machinery - 0.82%
General Electric Co.	125	46,716

Turbine Generators - 0.64%
GE Vernova LLC	31	36,421

Total Common Stock	(Cost $ 1,010,306)	3,309,738

Exchange-Traded Funds (3) - 11.59%

Direxion Daily 20+ Year Treasury Bull 3X ETF	800	28,440
Direxion Daily Dow Jones Internet Bull 3X ETF	9,000	206,820
Direxion Daily Mid Cap 3X Shares ETF	250	18,713
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	1,000	18,060
Direxion Daily Real Estate Bull 3X ETF	2,000	21,080
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	750	19,490
Direxion Financial Bull 3X ETF	1,300	191,334
Direxion Small Cap Bull 3X ETF	2,000	150,220
ProShares S&P 500 Dividend Aristocrats ETF	100	5,616

Total Exchange-Traded Funds	(Cost $ 318,835)	659,772

Money Market Registered Investment Companies (4) - 31.51%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.30%	1,794,268	1,794,268

Total Money Market Registered Investment Companies	(Cost $ 1,794,268)	1,794,268

Total Investments - 101.21%	(Cost $ 3,123,138)	5,763,778

Liabilities in Excess of Other Assets - (1.21%)		(69,106)

Total Net Assets - 100.00%		5,694,672

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,763,778	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,763,778	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at June 30, 2026.
ADR - American Depository Receipt